Shareholder Report, Line Graph (Details) LMF4800_Western Asset Mortgage Total Return Fund_Class IS_TSR Annual {Class IS} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	$ 1,101,743	$ 1,064,276	$ 1,020,415	$ 1,179,856	$ 1,166,327	$ 1,137,183	$ 1,067,570	$ 1,042,100	$ 993,135	$ 1,000,000	$ 1,190,817
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,079,569	1,066,238	1,010,376	1,161,487	1,179,679	1,097,308	1,009,328	1,009,213	974,691	1,000,000	$ 1,158,387
Bloomberg U.S. Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Mortgage Backed Securities Index
Accumulated Value	$ 1,045,879	$ 1,033,485	$ 983,841	$ 1,115,601	$ 1,127,358	$ 1,085,332	$ 1,020,509	$ 1,010,508	$ 986,117	$ 1,000,000	$ 1,135,655